Goodwill and Other Intangible Assets (Other Intangible Assets, Net Carrying Amount by Major Class of Intangible Assets) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Total intangible assets, Net	¥ 991,521	¥ 1,116,117
Customer Relationships [Member] | Intangible Assets Subject to Amortization [Member]
Finite-Lived Intangible Assets, Gross	207,670	208,118
Finite-Lived Intangible Assets, Accumulated Amortization	113,435	100,419
Finite-Lived Intangible Assets, Net	94,235	107,699
Intangible Assets Subject to Amortization [Member]
Finite-Lived Intangible Assets, Gross	2,270,289	2,173,503
Finite-Lived Intangible Assets, Accumulated Amortization	1,343,489	1,148,368
Finite-Lived Intangible Assets, Net	926,800	1,025,135
Intangible Assets Subject to Amortization [Member] | Software [Member]
Finite-Lived Intangible Assets, Gross	1,374,334	1,263,031
Finite-Lived Intangible Assets, Accumulated Amortization	839,872	707,888
Finite-Lived Intangible Assets, Net	534,462	555,143
Intangible Assets Subject to Amortization [Member] | Core Deposit Intangibles [Member]
Finite-Lived Intangible Assets, Gross	632,533	638,290
Finite-Lived Intangible Assets, Accumulated Amortization	377,325	329,163
Finite-Lived Intangible Assets, Net	255,208	309,127
Intangible Assets Subject to Amortization [Member] | Trade Names [Member]
Finite-Lived Intangible Assets, Gross	51,579	60,058
Finite-Lived Intangible Assets, Accumulated Amortization	10,209	8,616
Finite-Lived Intangible Assets, Net	41,370	51,442
Intangible Assets Subject to Amortization [Member] | Other Intangible Assets Subject to Amortization [Member]
Finite-Lived Intangible Assets, Gross	4,173	4,006
Finite-Lived Intangible Assets, Accumulated Amortization	2,648	2,282
Finite-Lived Intangible Assets, Net	1,525	1,724
Intangible Assets Not Subject to Amortization [Member]
Intangible assets not subject to amortization (Excluding goodwill)	64,721	90,982
Intangible Assets Not Subject to Amortization [Member] | Indefinite-Lived Customer Relationships [Member]
Intangible assets not subject to amortization (Excluding goodwill)	42,224	61,491
Intangible Assets Not Subject to Amortization [Member] | Indefinite-Lived Trade Names [Member]
Intangible assets not subject to amortization (Excluding goodwill)	4,459	4,459
Intangible Assets Not Subject to Amortization [Member] | Other Intangible Assets Not Subject to Amortization [Member]
Intangible assets not subject to amortization (Excluding goodwill)	¥ 18,038	¥ 25,032